Related party disclosure - Remuneration to Key Management Personnel and Their Relatives (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure of transactions between related parties [line items]
Remuneration to key management personnel, short term employment benefits		₨ 403	$ 4	₨ 905	₨ 626
Remuneration to key management personnel, share based payment		1,210	13	1,576	1,753
Remuneration to key management personnel, post-employment benefits		0	0	6	1
Key management personnel compensation, Total		1,613	17	2,487	2,380
Sitting Fee and Commission to Non-Executive Directors		49	1	76	83
Relatives of KMP
Disclosure of transactions between related parties [line items]
Key management personnel compensation, Total	[1]	₨ 89	$ 1	₨ 284	₨ 66

[1]	relative of the Director and Chief Executive Officer of the Company